Schedule of Assumptions Used in Net Periodic Benefit Cost and Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Net Periodic Benefit Costs - Discount Rate	3.70%	4.41%	4.20%
Net Periodic Benefit Costs - Expected Return on Plan Assets	8.00%	8.00%	8.00%
Net Periodic Benefit Costs - Rate of Compensation Increase	3.50%	3.50%	3.50%
Benefit Obligations - Discount Rate	3.83%	3.70%
Benefit Obligations - Rate of Compensation Increase	3.50%	3.50%